Commitments and Contingency	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCY
12.	COMMITMENTS AND CONTINGENCY

Operating Leases

Rent expense for the years ended December 31, 2019, 2018 and 2017 was $206,006, $301,021 and $244,860, respectively. The lease commitment is $46,340 with a contract maturity date at December 16, 2020. All of Company's leases were short term (less than 12 months) and the Company elected the practical expedient not to record right of use of assets related to short term leases.

Employment Contracts

Under the PRC labor law, all employees have signed employment contracts with the Company. Management employees have employment contracts with terms up to three years and non-management employees have either a three-year employment contract renewable on an annual basis or non-fixed term employment contract.

Contingency

The Company is periodically the subject of various pending or threatened legal actions and claims arising out of its operations in the normal course of business. In the opinion of management of the Company, adequate provision has been made in the Company's financial statements at December 31, 2019